SCHEDULE OF FAIR VALUE MEASUREMENT OF CONTINGENT CONSIDERATION LIABILITY (Details) $ in Thousands	7 Months Ended
Dec. 31, 2022 USD ($)
Contingent Consideration Liability
Contingent consideration liability	$ 1,308
Contingent consideration liability change in fair value	(48)
Contingent consideration liability	$ 1,260